Share Capital - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares
Capital Unit [Line Items]
Authorized share capital | $	$ 10.0
Common Shares , authorized	1,000,000,000
Common shares, par value | $ / shares	$ 0.01	$ 0.01
Common Shares , issued	107,600,000
Common Shares, outstanding	107,600,000
Preferred Shares, liquidation preference | $ / shares	$ 50	$ 50
Series A Preferred Stock [Member]
Capital Unit [Line Items]
Preferred Shares, issued	3,500,000
Preferred Shares, outstanding	3,500,000
Preferred Shares, liquidation preference | $ / shares	$ 50
Number of trading days, conversion price of common share	40 days
Series A Preferred Stock [Member] | Each Series A Preferred Share will Automatically Convert on May 1, 2016 into Common Shares [Member] | Minimum [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio	2.2676
Series A Preferred Stock [Member] | Each Series A Preferred Share will Automatically Convert on May 1, 2016 into Common Shares [Member] | Maximum [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio	2.7778
Series A Preferred Stock [Member] | At Any Time Prior to May 1, 2016, Holders May Elect to Convert Each Series A Preferred Share into Common Shares [Member] | Minimum [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio	2.2676